PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.0% of Net Assets
Non-Convertible Bonds – 77.2%
	ABS Other – 0.3%
$ 23,908,255	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$8,977,550
10,831,507	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	1,653,971
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
5,187,764	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	5,194,630

		15,826,151

	Aerospace & Defense – 4.5%
28,015,000	Boeing Co. (The), 2.196%, 2/04/2026	27,928,125
90,000	Boeing Co. (The), 3.100%, 5/01/2026	95,334
380,000	Boeing Co. (The), 3.250%, 2/01/2035	368,265
2,505,000	Boeing Co. (The), 3.550%, 3/01/2038	2,422,512
3,280,000	Boeing Co. (The), 3.600%, 5/01/2034	3,280,173
14,845,000	Boeing Co. (The), 3.625%, 2/01/2031	15,530,903
1,995,000	Boeing Co. (The), 3.625%, 3/01/2048	1,841,635
1,985,000	Boeing Co. (The), 3.650%, 3/01/2047	1,823,487
2,660,000	Boeing Co. (The), 3.750%, 2/01/2050	2,540,539
4,190,000	Boeing Co. (The), 3.825%, 3/01/2059	3,898,179
415,000	Boeing Co. (The), 3.850%, 11/01/2048	400,460
6,000,000	Boeing Co. (The), 3.900%, 5/01/2049	5,821,643
15,614,000	Boeing Co. (The), 3.950%, 8/01/2059	15,009,903
4,755,000	Boeing Co. (The), 5.150%, 5/01/2030	5,476,550
53,417,000	Boeing Co. (The), 5.805%, 5/01/2050	67,249,355
14,314,000	Boeing Co. (The), 5.930%, 5/01/2060	18,366,654
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,277,876
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,253,619
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,330,537

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 1.929%, 2/15/2067, 144A(g)	$4,241,575
6,485,000	TransDigm, Inc., 5.500%, 11/15/2027	6,712,818
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	18,098,094
370,000	TransDigm, Inc., 7.500%, 3/15/2027	394,050
19,475,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	21,208,275

		248,570,561

	Airlines – 1.9%
17,495,000	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(h)	18,804,151
240,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	204,746
20,000,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	19,650,000
1,506,441	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,414,533
872,770	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	801,646
2,655,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	2,763,032
3,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	3,249,451
146,817	Continental Airlines Pass Through Certificates, Series 2001-1, Class A-1, 6.703%, 12/15/2022	146,342
26,975,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	29,571,344
120,264	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	122,185
24,478,570	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(h)	27,077,215
3,175,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,296,730

		107,101,375

	Automotive – 2.7%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,285,988
46,535,000	Ford Motor Co., 4.750%, 1/15/2043	46,879,359
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,378,795
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,574,686
1,500,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	1,610,175
5,000,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/2025	5,400,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$ 2,845,000	General Motors Co., 5.200%, 4/01/2045	$3,266,656
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,715,054
540,000	General Motors Financial Co, Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(i)	566,352
62,220,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	65,631,263
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(i)	934,200
11,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	11,449,987
1,585,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	1,628,033
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,563,589

		149,884,137

	Banking – 5.8%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	8,356,043
13,200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	14,820,960
9,275,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031(h)	8,728,384
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(h)	1,055,624
8,355,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(h)	8,337,557
5,895,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031(h)	5,537,405
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	297,168
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,834,537
31,380,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	31,425,187
19,940,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A(h)	17,975,511
9,462,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A	8,897,686
26,680,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(h)	30,447,538
1,965,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	1,963,464
8,855,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	8,025,575
1,995,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	2,056,945

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$ 5,325,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	$5,708,331
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,823,315
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	21,021,506
5,531,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030(h)	5,621,266
18,750,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(h)	17,488,006
26,645,000	JPMorgan Chase & Co., (fixed rate to 2/04/2031, variable rate thereafter), 1.953%, 2/04/2032(h)	25,253,117
30,335,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032(h)	28,313,438
25,605,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	28,929,943
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	14,310,132
13,520,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	14,330,339

		318,558,977

	Brokerage – 0.8%
14,755,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,966,234
12,980,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,179,268
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	7,652,341

		42,797,843

	Building Materials – 1.1%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,708,021
24,885,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	24,287,760
2,395,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,590,216
5,576,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	5,688,635
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	3,365,833
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,407,350
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,628,007
10,800,000	Owens Corning, 7.000%, 12/01/2036	14,756,249

		60,432,071

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – 2.7%
$ 4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	$4,499,520
3,905,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	3,853,798
71,120,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	66,518,849
9,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	8,773,297
4,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	4,742,993
3,900,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	4,387,777
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	18,796,350
6,568,000	DISH DBS Corp., 5.875%, 11/15/2024	6,868,946
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	17,510,756
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,167,696
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	167,649
4,915,000	Ziggo BV, 5.500%, 1/15/2027, 144A	5,117,744

		146,405,375

	Chemicals – 0.4%
4,205,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,158,745
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,326,164
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	6,763,893
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	905,000
6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	6,466,890

		19,620,692

	Construction Machinery – 0.0%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,379,915

	Consumer Cyclical Services – 2.6%
3,430,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	3,383,009
28,355,000	Expedia Group, Inc., 3.250%, 2/15/2030	28,537,773

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 28,700,000	Expedia Group, Inc., 3.800%, 2/15/2028	$30,398,308
10,550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	10,365,375
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	6,448,750
9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	9,410,284
17,130,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	18,657,996
34,205,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	37,782,183

		144,983,678

	Consumer Products – 0.3%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	14,523,300
2,405,000	Whirlpool Corp., 4.600%, 5/15/2050	2,764,982

		17,288,282

	Electric – 1.1%
24,390,255	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	27,829,373
835,000	Edison International, 4.950%, 4/15/2025	932,039
3,570,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	4,534,260
1,635,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	1,627,769
4,365,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	3,787,796
5,515,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	5,279,156
7,435,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	7,237,001
7,860,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	8,040,178

		59,267,572

	Finance Companies – 7.5%
780,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	818,475
6,980,000	Air Lease Corp., 3.125%, 12/01/2030	6,959,307
4,298,000	Air Lease Corp., 4.625%, 10/01/2028	4,714,694
2,645,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	2,588,682
11,210,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(i)	11,069,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – continued
$ 1,020,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	$1,069,747
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	23,363,737
5,315,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	5,178,420
7,225,000	FS KKR Capital Corp., 3.400%, 1/15/2026	7,166,269
40,505,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	46,441,039
11,150,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	12,764,074
135,000	Navient Corp., 5.000%, 3/15/2027	135,338
22,945,000	Navient Corp., 5.500%, 1/25/2023	23,805,437
3,030,000	Navient Corp., 5.875%, 10/25/2024	3,181,833
109,950(††)	Navient Corp., 6.000%, 12/15/2043	2,694,142
950,000	Navient Corp., 6.750%, 6/15/2026	1,029,800
54,470,000	Navient Corp., MTN, 5.625%, 8/01/2033	50,894,044
47,984,000	Navient Corp., MTN, 6.125%, 3/25/2024	50,803,060
6,490,000	Navient Corp., MTN, 7.250%, 1/25/2022	6,725,262
23,115,000	OneMain Finance Corp., 6.875%, 3/15/2025	26,291,579
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,699,901
55,015,000	OneMain Finance Corp., 8.250%, 10/01/2023	61,891,875
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	15,479,083
4,360,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	4,578,000
9,185,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	8,840,562
31,980,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	30,780,750

		413,964,985

	Financial Other – 0.7%
25,740,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	25,153,385
3,580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,696,350
11,820,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	11,867,871

		40,717,606

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – 1.6%
$ 24,865,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	$28,212,249
42,290,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	44,308,925
14,805,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	14,075,854

		86,597,028

	Gaming – 0.4%
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	6,065,999
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	13,453,800

		19,519,799

	Government Owned—No Guarantee – 1.1%
455,800,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(h)	6,317,263
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,085,874
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	6,256,700
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	10,497,268
30,245,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(h)	27,370,200

		58,527,305

	Health Insurance – 0.3%
16,665,000	Centene Corp., 2.500%, 3/01/2031	15,915,408
2,240,000	Centene Corp., 3.000%, 10/15/2030	2,236,282

		18,151,690

	Healthcare – 2.8%
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	1,983,128
2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	2,144,921
16,025,000	HCA, Inc., 5.250%, 6/15/2049	19,609,295
14,620,000	HCA, Inc., 7.050%, 12/01/2027	17,580,550
24,215,000	HCA, Inc., 7.500%, 11/06/2033	32,275,689
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,481,980
19,785,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	20,062,979

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$ 43,749,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$48,632,701

		154,771,243

	Home Construction – 1.4%
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	59,075,000
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	16,758,159
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	215,475

		76,048,634

	Independent Energy – 2.3%
9,350,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	9,644,350
14,035,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	14,630,537
6,638,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	8,468,628
2,810,000	Continental Resources, Inc., 3.800%, 6/01/2024	2,880,250
3,575,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	3,569,085
2,340,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	2,428,566
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	6,300,790
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	8,117,077
12,640,000	Hess Corp., 5.600%, 2/15/2041	14,581,473
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	600,825
10,835,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	11,859,341
17,908,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(a)(c)(d)(j)	327,716
9,520,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(a)(c)(d)(j)	174,216
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	459,702
32,720,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	36,770,736
2,390,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	2,353,457
1,110,000	Southwestern Energy Co., 6.450%, 1/23/2025	1,191,502
2,678,000	WPX Energy, Inc., 4.500%, 1/15/2030	2,883,644

		127,241,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Leisure – 0.6%
$ 11,785,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$12,094,356
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	6,640,750
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,460,281
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	12,361,500

		33,556,887

	Life Insurance – 1.4%
3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	3,647,831
13,830,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	16,204,710
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,033,251
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(f)	30,567,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(f)	11,428,393

		76,881,785

	Lodging – 0.4%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	7,395,972
7,440,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	7,301,965
3,630,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	3,762,713
970,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,074,275
1,120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,271,592

		20,806,517

	Media Entertainment – 1.4%
5,500,000	AMC Networks, Inc., 4.250%, 2/15/2029	5,348,750
6,785,000	Discovery Communications LLC, 4.000%, 9/15/2055, 144A	6,678,577
6,370,000	Discovery Communications LLC, 4.650%, 5/15/2050	7,024,239
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	3,954,437
1,095,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	1,126,328
4,635,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,971,037
11,240,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	12,943,310

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Media Entertainment – continued
$1,305,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	$1,543,228
6,520,000	Netflix, Inc., 5.875%, 11/15/2028	7,886,386
7,670,000	Netflix, Inc., 6.375%, 5/15/2029	9,510,800
3,956,000	ViacomCBS, Inc., 4.375%, 3/15/2043	4,268,781
4,469,000	ViacomCBS, Inc., 4.900%, 8/15/2044	5,173,370
4,600,000	ViacomCBS, Inc., 4.950%, 5/19/2050	5,391,918

		75,821,161

	Metals & Mining – 2.7%
8,090,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	7,917,282
13,790,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	13,640,820
22,016,000	ArcelorMittal S.A., 7.000%, 3/01/2041	30,040,832
1,970,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	2,594,805
2,630,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,722,050
35,930,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	38,534,925
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,868,825
9,590,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	9,763,867
22,815,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	27,161,600
12,330,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	11,848,143
2,730,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	2,892,981
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,947,367

		150,933,497

	Midstream – 0.6%
14,530,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(h)	14,008,695
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	669,823
1,425,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	1,451,257
185,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	170,182
11,340,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	10,789,514

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$ 1,180,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	$1,154,123
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	3,305,928

		31,549,522

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.419%, 12/15/2047, 144A(k)	283,054

	Packaging – 0.2%
8,750,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	9,512,344

	Paper – 0.8%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(h)	21,422,867
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,749,700
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,006,771
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,615,612

		43,794,950

	Pharmaceuticals – 0.5%
3,285,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	3,153,600
22,015,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	22,434,417

		25,588,017

	Property & Casualty Insurance – 0.7%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(c)(e)(f)(g)	5,629,500
1,500,000	MGIC Investment Corp., 5.250%, 8/15/2028	1,558,125
7,385,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	7,751,867
20,810,000	Radian Group, Inc., 6.625%, 3/15/2025	23,316,669

		38,256,161

	REITs - Diversified – 0.0%
665,000	iStar, Inc., 4.750%, 10/01/2024	691,869

	REITs - Hotels – 0.2%
545,000	Service Properties Trust, 3.950%, 1/15/2028	502,763
5,965,000	Service Properties Trust, 4.350%, 10/01/2024	5,930,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	REITs - Hotels – continued
$ 1,690,000	Service Properties Trust, 4.500%, 6/15/2023	$1,716,803
940,000	Service Properties Trust, 4.650%, 3/15/2024	940,000
915,000	Service Properties Trust, 4.750%, 10/01/2026	892,125
2,750,000	Service Properties Trust, 4.950%, 2/15/2027	2,719,063

		12,700,782

	REITs - Office Property – 0.0%
1,910,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,846,928

	REITs - Shopping Centers – 0.0%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,569,944

	Restaurants – 0.4%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	19,558,596

	Retailers – 0.5%
3,250,000	Carvana Co., 5.625%, 10/01/2025, 144A	3,336,255
6,245,000	Carvana Co., 5.875%, 10/01/2028, 144A	6,443,778
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,632,164
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,720,725
1,795,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	1,899,334
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,312,621
2,555,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	2,511,374

		26,856,251

	Sovereigns – 0.5%
30,640,000	Mexico Government International Bond, 3.771%, 5/24/2061	27,136,010

	Supermarkets – 0.1%
1,840,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	1,900,168
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,656,400

		4,556,568

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Supranational – 0.1%
525,240,000	International Finance Corp., 5.850%, 11/25/2022, (INR)(h)	$7,228,414

	Technology – 2.6%
5,500,000	Broadcom, Inc., 4.150%, 11/15/2030	5,936,481
23,110,000	Broadcom, Inc., 4.300%, 11/15/2032	25,160,699
9,820,000	Broadcom, Inc., 5.000%, 4/15/2030	11,192,014
15,295,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	15,151,686
23,345,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	23,635,645
9,350,000	Jabil, Inc., 3.600%, 1/15/2030	9,791,918
8,250,000	Jabil, Inc., 3.950%, 1/12/2028	9,169,886
15,170,000	KLA Corp., 5.650%, 11/01/2034	18,968,247
3,145,000	Micron Technology, Inc., 4.663%, 2/15/2030	3,572,521
3,970,000	Micron Technology, Inc., 4.975%, 2/06/2026	4,542,846
3,800,000	Micron Technology, Inc., 5.327%, 2/06/2029	4,470,443
1,829,000	Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	1,865,489
1,688,000	Seagate HDD Cayman, 4.875%, 6/01/2027	1,854,690
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,293,756

		140,606,321

	Transportation Services – 0.8%
4,150,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	3,928,431
14,685,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	15,573,296
810,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	839,363
4,436,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	4,613,351
18,795,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	20,632,496

		45,586,937

	Treasuries – 14.1%
142,342(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	26,754,110
5,454,785(††††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	27,574,826

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Treasuries – continued
$ 3,415,000	U.S. Treasury Bond, 1.250%, 5/15/2050(h)	$2,577,124
195,835,000	U.S. Treasury Note, 0.125%, 11/30/2022(h)	195,796,752
109,525,000	U.S. Treasury Note, 0.125%, 12/31/2022(l)	109,477,938
117,000,000	U.S. Treasury Note, 0.125%, 1/31/2023(h)	116,945,156
300,000,000	U.S. Treasury Note, 0.125%, 2/28/2023(h)	299,812,500

		778,938,406

	Wireless – 3.0%
1,705,000	American Tower Corp., 1.875%, 10/15/2030	1,595,054
1,255,000	American Tower Corp., 2.100%, 6/15/2030	1,194,249
1,965,000	American Tower Corp., 2.950%, 1/15/2051	1,737,189
9,745,000	American Tower Corp., 3.100%, 6/15/2050	8,958,287
6,300,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	6,150,834
6,415,000	Crown Castle International Corp., 2.250%, 1/15/2031	6,165,760
6,735,000	Crown Castle International Corp., 3.250%, 1/15/2051	6,199,388
1,490,000	Crown Castle International Corp., 3.300%, 7/01/2030	1,559,651
20,720,000	HTA Group Ltd., 7.000%, 12/18/2025	22,015,000
1,200,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	1,275,000
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	7,801,614
2,580,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	2,642,333
5,345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	5,693,387
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	515,607
1,903,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	2,000,198
4,225,500	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	4,698,672
16,600,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	15,955,090
27,610,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	27,817,075
13,640,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	13,742,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wireless – continued
$ 25,025,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	$27,161,134

		164,877,822

	Wirelines – 3.3%
81,275,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	75,109,140
18,163,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	16,602,228
11,177,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	10,633,648
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	383,793
2,160,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	2,297,516
1,240,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	1,337,650
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	34,757,161
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	19,350,866
6,005,000	Verizon Communications, Inc., 3.550%, 3/22/2051	5,996,574
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	16,285,193

		182,753,769

	Total Non-Convertible Bonds (Identified Cost $4,158,069,561)	4,249,549,326

Convertible Bonds – 5.5%
	Airlines – 0.4%
3,695,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	4,060,066
11,670,000	Southwest Airlines Co., 1.250%, 5/01/2025	20,035,931

		24,095,997

	Cable Satellite – 2.8%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	14,091,925
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	138,186,875

		152,278,800

	Communications – 0.1%
8,280,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(s)	7,824,600

	Consumer Cyclical Services – 0.3%
5,370,000	Expedia Group, Inc., Zero Coupon, 0.000% 2/15/2026, 144A(s)	5,861,355

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 4,045,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	$3,825,053
7,860,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(s)	8,257,913

		17,944,321

	Electric – 0.1%
2,615,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(s)	2,348,731

	Healthcare – 0.5%
4,000,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(s)	3,502,500
21,510,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	23,904,063

		27,406,563

	Lodging – 0.2%
6,830,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(s)	8,089,281

	Oil Field Services – 0.1%
10,170,195	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(a)(b)(c)(d)(n)(o)	6,604,016

	Pharmaceuticals – 0.6%
8,280,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,378,532
17,880,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	17,533,128
4,990,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	4,544,019
1,315,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	2,229,714
1,545,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	2,077,059

		34,762,452

	Technology – 0.4%
530,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	547,787
4,260,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	5,261,100
17,000,000	Western Digital Corp., 1.500%, 2/01/2024	17,363,330

		23,172,217

	Total Convertible Bonds (Identified Cost $310,302,356)	304,526,978

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 1.3%
	Virginia – 1.3%
$ 68,005,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $67,999,040)	$71,369,194

	Total Bonds and Notes (Identified Cost $4,536,370,957)	4,625,445,498

Senior Loans – 0.4%
	Chemicals – 0.1%
7,037,600	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(g)	7,055,194

	Independent Energy – 0.3%
12,660,000	Ascent Resources—Utica, 2020 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 10.000%, 11/01/2025(g)	13,989,300

	Total Senior Loans (Identified Cost $19,596,738)	21,044,494

Collateralized Loan Obligations – 0.3%
9,390,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4/22/2034, 144A(a)(g)(r)	9,390,000
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(g)	2,887,323
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.218%, 1/23/2031, 144A(g)	990,052
3,480,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(a)(g)	3,480,000

		16,747,375

	Total Collateralized Loan Obligations (Identified Cost $16,751,139)	16,747,375

Shares
Common Stocks – 11.7%
	Aerospace & Defense – 0.3%
43,358	Lockheed Martin Corp.	16,020,781

	Air Freight & Logistics – 0.3%
95,239	United Parcel Service, Inc., Class B	16,189,678

	Beverages – 0.3%
300,392	Coca-Cola Co. (The)	15,833,662

	Capital Markets – 0.6%
21,425	BlackRock, Inc.	16,153,593
203,175	Morgan Stanley	15,778,571

		31,932,164

	Chemicals – 0.2%
664,252	Hexion Holdings Corp., Class B(e)	10,129,843

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 0.3%
310,278	Cisco Systems, Inc.	$16,044,475

	Electric Utilities – 0.6%
166,917	Duke Energy Corp.	16,112,498
216,215	NextEra Energy, Inc.	16,348,016

		32,460,514

	Electronic Equipment, Instruments & Components – 0.4%
541,219	Corning, Inc.	23,548,439

	Food & Staples Retailing – 0.3%
117,915	Walmart, Inc.	16,016,394

	Health Care Equipment & Supplies – 0.3%
134,055	Abbott Laboratories	16,065,151

	Health Care Providers & Services – 0.5%
44,130	Anthem, Inc.	15,840,463
42,985	UnitedHealth Group, Inc.	15,993,429

		31,833,892

	Hotels, Restaurants & Leisure – 0.3%
145,627	Starbucks Corp.	15,912,662

	Household Products – 0.3%
118,521	Procter & Gamble Co. (The)	16,051,299

	Insurance – 0.3%
168,149	Progressive Corp. (The)	16,076,726

	IT Services – 0.6%
57,672	Accenture PLC, Class A	15,931,890
85,117	Automatic Data Processing, Inc.	16,042,001

		31,973,891

	Machinery – 0.3%
42,876	Deere & Co.	16,041,627

	Media – 0.5%
2,500,188	Clear Channel Outdoor Holdings, Inc.(e)	4,500,338
292,209	Comcast Corp., Class A	15,811,429
461,939	iHeartMedia, Inc., Class A(e)	8,384,193

		28,695,960

	Metals & Mining – 0.3%
268,076	Newmont Corp.	16,156,941

	Oil Field Services – 0.0%
60,638	Pioneer Energy Services Corp.(a)(b)(c)(d)(e)	—

	Oil, Gas & Consumable Fuels – 1.0%
9,229	Battalion Oil Corp.(e)	100,412
151,691	Chevron Corp.	15,895,700
500,544	Lonestar Resources U.S., Inc.(a)(b)(c)(d)(e)(o)	2,712,948

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
225,503	Paragon Offshore Ltd., Litigation Units, Class B(a)(b)(d)(e)	$1,761,178
502,944	Whiting Petroleum Corp.(e)	17,829,365
678,252	Williams Cos., Inc. (The)	16,067,790

		54,367,393

	Pharmaceuticals – 2.5%
1,738,558	Bristol-Myers Squibb Co.	109,755,166
97,331	Johnson & Johnson	15,996,350
207,251	Merck & Co., Inc.	15,976,980

		141,728,496

	REITs - Diversified – 0.3%
67,683	American Tower Corp.	16,180,298

	Road & Rail – 0.3%
72,464	Union Pacific Corp.	15,971,790

	Software – 0.3%
23,768	iQor Holdings, Inc.(c)(e)(f)	318,800
69,206	Microsoft Corp.	16,316,699

		16,635,499

	Specialty Retail – 0.3%
52,685	Home Depot, Inc. (The)	16,082,096

	Technology Hardware, Storage & Peripherals – 0.3%
133,764	Apple, Inc.	16,339,273

	Total Common Stocks (Identified Cost $659,698,389)	644,288,944

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.1%
	Banking – 0.7%
18,804	Bank of America Corp., Series L, 7.250%	26,287,992
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	10,630,575

		36,918,567

	Food & Beverage – 0.1%
37,280	Bunge Ltd., 4.875%	4,293,964

	Healthcare – 0.1%
57,041	Boston Scientific Corp., Series A, 5.500%	6,118,218

	Midstream – 0.2%
242,297	El Paso Energy Capital Trust I, 4.750%	12,146,348

	Total Convertible Preferred Stocks (Identified Cost $53,055,926)	59,477,097

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.2%
	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	$264,482

	Home Construction – 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	4,175,333

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,995,000

	REITs - Warehouse/Industrials – 0.1%
116,192	Prologis, Inc., Series Q, 8.540%	8,075,344

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	14,510,159

	Total Preferred Stocks (Identified Cost $61,596,494)	73,987,256

Closed-End Investment Companies – 0.0%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	1,939,512

Principal Amount (‡)
Short-Term Investments – 0.6%
1,906,507,718	Central Bank of Iceland, 0.000%, (ISK)(g)(p)	15,035,550
16,119,930	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $16,119,930 on 4/01/2021 collateralized by $15,354,700 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $16,442,366 including accrued interest(q)	16,119,930

	Total Short-Term Investments (Identified Cost $31,637,655)	31,155,480

	Total Investments – 98.3% (Identified Cost $5,335,881,682)	5,414,608,559
	Other assets less liabilities – 1.7%	92,566,646

	Net Assets – 100.0%	$5,507,175,205

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as f air valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$53,138,923	1.0%	$22,211,595	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(††††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs.

(b)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$23,965,315		$8,977,550	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	10,831,507		1,653,971	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	32,732,982		—	—
Lonestar Resources U.S., Inc.	12/01/2020	3,473,775	*	2,712,948	0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	22,768,653		1,761,178	Less than 0.1%
Pioneer Energy Services Corp. 5.000% PIK or 5.000% Cash	5/29/2020	9,434,195		6,604,016	0.1%
Pioneer Energy Services Corp.	5/29/2020	17,677,239	**	—	—

*	Represents basis assigned upon receipt in a taxable restructuring.

**	Represents basis carried over in a non-taxable restructuring.

(c)	Illiquid security.

(d)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $22,211,595 or 0.4% of net assets.

(e)	Non-income producing security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $53,138,923 or 1.0% of net assets.

(g)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(h)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(i)	Perpetual bond with no specified maturity date.

(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(k)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(n)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in principal.

(o)	Affiliated issuer.

(p)	Security callable by issuer at any time. No specified maturity date.

(q)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(r)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.

(s)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $1,418,949,417 or 25.8% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MBIA	Municipal Bond Investors Assurance Corp.

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

INR	Indian Rupee

ISK	Icelandic Krona

MXN	Mexican Peso

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2021, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 36 500, 5-Year	5.00%	6/20/2026	2.88%	266,000,000	$23,632,341	$24,001,783	$369,442

‡)	Notional value* stated in U.S. dollars unless otherwise noted.

^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2021	BRL	S	18,423,000	$3,267,648	$3,260,864	$6,784
Bank of America, N.A.	6/02/2021	BRL	S	56,968,000	9,993,764	10,083,313	(89,549)

Total							$(82,765)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	1,674	$242,650,513	$240,532,875	$2,117,638
Ultra Long U.S. Treasury Bond	6/21/2021	1,000	188,742,798	181,218,750	7,524,048

Total					$9,641,686

Affiliated Transactions

As a result of a business restructuring, the Fund received common shares of Pioneer Energy Services Corp. (the “Company”) and Lonestar Resources U.S., Inc. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company was considered to be an affiliate at December 31, 2020. A summary of affiliated transactions for the period ended March 31, 2021, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash	$6,330,947	$—	$—	$29,206	$—	$243,863	$6,604,016	$127,127
Pioneer Energy Services Corp.	—	—	—	—	—	—	—	—

Lonestar Resources U.S., Inc.	3,473,775	—	—	—	—	(760,827)	2,712,948	—

	$9,804,722	$—	$—	$29,206	$—	$(516,964)	$9,316,964	$127,127

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$5,194,630	$10,631,521	(a)(b)	$15,826,151
Finance Companies	2,694,142	411,270,843	—		413,964,985
Independent Energy	—	126,739,963	501,932	(c)	127,241,895
All Other Non-Convertible Bonds*	—	3,692,516,295	—		3,692,516,295

Total Non-Convertible Bonds	2,694,142	4,235,721,731	11,133,453		4,249,549,326

Convertible Bonds
Oil Field Services	—	—	6,604,016	(c)	6,604,016
All Other Convertible Bonds*	—	297,922,962	—		297,922,962

Total Convertible Bonds	—	297,922,962	6,604,016		304,526,978

Municipals*	—	71,369,194	—		71,369,194

Total Bonds and Notes	2,694,142	4,605,013,887	17,737,469		4,625,445,498

Senior Loans*	—	21,044,494	—		21,044,494
Collateralized Loan Obligations	—	3,877,375	12,870,000	(d)	16,747,375
Common Stocks
Chemicals	—	10,129,843	—		10,129,843
Oil Field Services	—	—	—	(b)	—
Oil, Gas & Consumable Fuels	49,893,267	—	4,474,126	(c)	54,367,393
Software	16,316,699	318,800	—		16,635,499
All Other Common Stocks*	563,156,209	—	—		563,156,209

Total Common Stocks	629,366,175	10,448,643	4,474,126		644,288,944

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,293,964	—		4,293,964
All Other Convertible Preferred Stocks*	55,183,133	—	—		55,183,133

Total Convertible Preferred Stocks	55,183,133	4,293,964	—		59,477,097

Non-Convertible Preferred Stocks
REITs – Office Property	—	1,995,000	—		1,995,000
REITs – Warehouse/Industrials	—	8,075,344	—		8,075,344
All Other Non-Convertible Preferred Stocks*	4,439,815	—	—		4,439,815

Total Non-Convertible Preferred Stocks	4,439,815	10,070,344	—		14,510,159

Total Preferred Stocks	59,622,948	14,364,308	—		73,987,256

Closed-End Investment Companies	1,939,512	—	—		1,939,512
Short-Term Investments	—	31,155,480	—		31,155,480

Total Investments	693,622,777	4,685,904,187	35,081,595		5,414,608,559

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	369,442	—		369,442
Forward Foreign Currency Contracts (unrealized appreciation)	—	6,784	—		6,784
Futures Contracts (unrealized appreciation)	9,641,686	—	—		9,641,686

Total	$703,264,463	$4,686,280,413	$35,081,595		$5,424,626,471

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(89,549)	$—		$(89,549)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using a broker dealer bid price provided by a single market maker.
(b)	Includes securities fair valued at zero by the Fund’s adviser using level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or March 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$14,217,962	(a)	$—	$—	$615,530	$668,419	$—	$—	$(4,870,390)	$10,631,521	(a)	$615,530
Independent Energy	—		82,863	—	327,607	—	—	91,462	—	501,932		327,607
Convertible Bonds
Oil Field Services	6,330,947		29,206	—	243,863	—	—	—	—	6,604,016		243,863
Senior Loans
Construction Machinery	9,862,216		481,377	(6,541,739)	6,069,631	—	(9,871,485)	—	—	—		—
Collateralized Loan Obligations	—		—	—	—	12,870,000	—	—	—	12,870,000		—
Common Stocks
Oil Field Services	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Oil, Gas & Consumable Fuels	3,473,775	(a)	—	(1,167,147)	701,728	—	—	1,465,770	—	4,474,126		(465,418)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—		—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(122,532,800)	122,532,800	—	—	—	—	—		—
Warrants	9,760,259		—	—	8,285,057	—	(18,045,316)	—	—	—		—

Total	$43,645,159		$593,446	$(130,241,686)	$138,776,216	$13,538,419	$(27,916,801)	$1,557,232	$(4,870,390)	$35,081,595		$721,582

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $4,870,390 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $91,462 were transferred from Level 2 to Level 3 during the period ended March 31, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the securities.

A common stock valued at $1,465,770 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At December 31, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the period ended March 31, 2021, engaged in credit default swap agreements (as a protection seller) to hedge its credit exposure.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended March 31, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2021, the Fund engaged in futures contracts for duration management purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$6,784	$—	$—

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$—	$9,641,686
Credit contracts	—	24,001,783	—

Total exchange-traded/cleared asset derivatives	$—	$24,001,783	$9,641,686

Total asset derivatives	$6,784	$24,001,783	$9,641,686

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(89,549)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$ (82,765)	$ —

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 41,798,197	$ 41,791,413

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	14.1%
Finance Companies	7.5
Banking	6.5
Cable Satellite	5.5
Aerospace & Defense	4.8
Pharmaceuticals	3.6
Healthcare	3.4
Wirelines	3.3
Metals & Mining	3.0
Wireless	3.0
Technology	3.0
Consumer Cyclical Services	2.9
Automotive	2.7
Independent Energy	2.6
Airlines	2.3
Other Investments, less than 2% each	29.2
Short-Term Investments	0.6
Collateralized Loan Obligations	0.3
Closed-End Investment Companies	0.0 *

Total Investments	98.3
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	1.7

Net Assets	100.0%

*	Less than 0.1%